As filed with the Securities and Exchange Commission on December 22, 2011
Registration No. 333-177508

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No. 2	☐ Post-Effective Amendment No. __
(Check appropriate box or boxes)

MANAGED PORTFOLIO SERIES
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (414) 287-3700

Angela L.Pingel, Esq.
Managed Portfolio Series
615 East Michigan Street
Milwaukee, WI 53202
(Name and Address of Agent for Service)

Copy to:
Scot E. Draeger, Esq.
Bernstein, Shur, Sawyer & Nelson P.A.
100 Middle Street
P.O. Box 9729
Portland, ME 04104-5029

Approximate Date of Proposed Public Offering:	As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

No filing fee is required because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

Title of Securities Being Registered:	Shares of common stock, no par value per share, of the CSC Small Cap Value Fund

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

This Pre-Effective Amendment No. 2 to the Registration Statement of Managed Portfolio Series (the “Registrant”) on Form N-14 hereby incorporates by reference Part A and Part B of the Registrant’s Registration Statement on Form N-14 (File No. 333-177508) filed with the Securities and Exchange Commission on December 16, 2011.  The purpose of this Pre-Effective Amendment No. 2 is to file new powers of attorney as exhibits to Part C of the Registration Statement.

OTHER INFORMATION

Item 15.            Indemnification

Reference is made to Article VII of the Registrant’s Amended and Restated Agreement and Declaration of Trust (previously filed with the Registration Statement on Form N-1A (File No. 333-172080) on May 5, 2011).  With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 16.            Exhibits

Exhibit No.	Exhibit
(1)	Amended and Restated Agreement and Declaration of Trust – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
(2)	Amended and Restated Bylaws – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
(3)	Not Applicable
(4)	Form of Agreement and Plan of Reorganization – filed as Appendix A to Part A
(5)	Instruments Defining Rights of Security Holders – incorporated by reference to the Amended and Restated Agreement and Declaration of Trust and Amended and Restated Bylaws filed on May 5, 2011
(6)
Investment Advisory Agreement between the Registrant, on behalf of the CSC Small Cap Value Fund, and Cove Street Capital, LLC – incorporated herein by reference from Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A, filed with the SEC on December 16, 2011

(7)
Distribution Agreement between the Registrant, on behalf of the CSC Small Cap Value Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A, filed with the SEC on December 16, 2011

(8)	Not Applicable

Exhibit No.	Exhibit
(9)(a)	Custody Agreement between the Registrant and U.S. Bank, National Association – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
(9)(b)
First Amendment to the Custody Agreement between the Registrant and U.S. Bank, National Association – incorporated herein by reference from Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A, filed with the SEC on December 16, 2011

(10)(a)	Amended and Restated Rule 12b-1 Plan – incorporated herein by reference from Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on December 12, 2011
(10)(b)	Amended and Restated Rule 18f-3 Plan – incorporated herein by reference from Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on December 12, 2011
(11)
Opinion and Consent by Richards, Layton & Finger, P.A. for the CSC Small Cap Value Fund regarding the legality of securities being registered – incorporated herein by reference to Registrant’s Registration Statement on Form N-14 filed on October 26, 2011

(12)
Form of Opinion and Consent of Bernstein, Shur, Sawyer & Nelson, P.A. regarding certain tax matters – incorporated herein by reference from Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-14 filed on December 16, 2011

(13)(a)
Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011

(13)(b)
First Amendment to the Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A, filed with the SEC on December 16, 2011

(13)(c)
Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011

(13)(d)
First Amendment to the Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A, filed with the SEC on December 16, 2011

(13)(e)
Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011.

(13)(f)
First Amendment to the Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A, filed with the SEC on December 16, 2011

(13)(g)
Operating Expenses Limitation Agreement between the Registrant, on behalf of the CSC Small Cap Value Fund, and Cove Street Capital, LLC – incorporated herein by reference from Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A, filed with the SEC on December 16, 2011

(14)
Consent of Independent Registered Public Accounting Firm – incorporated herein by reference from Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-14 filed on December 16, 2011

(15)	Not Applicable
(16)	Powers of Attorney for Roel C. Campos, Robert J. Kern, David A. Massart, Leonard M. Rush and David M. Swanson – filed herewith
(17)(a)
Prospectus of the CSC Small Cap Value Fund dated January 28, 2011, as supplemented July 15, 2011, September 22, 2011 and December 16, 2011 – incorporated herein by reference to CNI Charter Funds’(File No. 333-16093) Registration Statement on Form N-1A filed on December 16, 2011

(17)(b)
Statement of Additional Information of the CSC Small Cap Value Fund dated January 28, 2011, as supplemented July 15, 2011, September 22, 2011 and December 16, 2011 – incorporated herein by reference to CNI Charter Funds’ (File No. 333-16093) Registration Statement on Form N-1A filed on December 16, 2011

(17)(c)
Audited financial statements of the CSC Small Cap Value Fund, a series of CNI Charter Funds, contained in the Annual Report to Shareholders of the CNI Charter Funds dated September 30, 2011 – incorporated herein by reference to CNI Charter Funds’(File No. 333-16093) Form N-CSR filed on December 7, 2011

(17)(d)
Prospectus of the CSC Small Cap Value Fund dated December 16, 2011 – incorporated herein by reference from Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed with the SEC on December 16, 2011

(17)(e)
Statement of Additional Information of the CSC Small Cap Value Fund dated December 16, 2011 – incorporated herein by reference from Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed with the SEC on December 16, 2011

(17)(f)	Form of Proxy – filed with Part A following the Proxy Statement/Prospectus and its appendices

Item 17.            Undertakings

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinions.

SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Milwaukee and State of Wisconsin on the 22th day of December, 2011.

                Managed Portfolio Series

                By: /s/ James R. Arnold
               James R. Arnold
               President

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below on December 22, 2011 by the following persons in the capacities indicated:

	Signature	Title

	/s/ Roel C. Campos*	Trustee
Roel C. Campos

	/s/ Robert J. Kern*	Trustee
Robert J. Kern

	/s/ David A. Massart*	Trustee
David A. Massart

	/s/ Leonard M. Rush*	Trustee
Leonard M. Rush

	/s/ David M. Swanson*	Trustee
David M. Swanson

	/s/ James R. Arnold	President and Principal Executive Officer
James R. Arnold

	/s/ Brian R. Wiedmeyer	Treasurer and Principal Financial Officer
Brian R. Wiedmeyer

*By:	/s/ James R. Arnold
James R. Arnold, Attorney-In Fact pursuant to Power of Attorney

INDEX TO EXHIBITS

Exhibit No.	Description
(16)	Powers of Attorney for Roel C. Campos, Robert J. Kern, David A. Massart, Leonard M. Rush and David M. Swanson – filed herewith